SELECTED QUARTERLY FINANCIAL DATA (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Loss on impairment of Rockies Express		$ 100	$ 300
Quarterly Financial Data, Loss on impairment of Rockies Express, after tax		60	179
Quarterly Financial Data, Remeasurement Gain on investments in South America							277
Quarterly Financial Data, Higher earnings from acquisition of additional interests in South America					24	11
Quarterly Financial Data, Increase in revenue from consolidation of South American utilities				338
Quarterly Financial Data, Income tax benefit related to life insurance			54
Quarterly Financial Data, Decrease in revenue from loss of DWR contract compared to corresponding quarter in prior year		164	240	175
Quarterly Financial Data, Income tax benefit related to repair expenditures	32	38
San Diego Gas and Electric Company and Subsidiary [Member]
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Decrease in net income and earnings from lower revenues for incremental wildfire premiums	43
Quarterly Financial Data, Higher net income and earnings from higher allowance for equity-related AFUDC, net of interest			7	12
Quarterly Financial Data, Reduction in tax expense		43
Southern California Gas Company [Member]
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Decrease in revenue from lower natural gas prices compared to corresponding quarter in prior year		83	147	163
Quarterly Financial Data, Decrease in revenue from lower natural gas volumes compared to corresponding quarter in prior year	53
Quarterly Financial Data, Lower effective tax rate	$ 45